Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Net loss attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(40,802)	(259,585)	(456,660)

	Thousands of shares
Weighted-average shares outstanding	1,003,520	1,003,559	1,003,578
Effect of dilutive securities:
Stock acquisition rights	—	—	—
Convertible bonds	—	—	—

Weighted-average shares for diluted EPS computation	1,003,520	1,003,559	1,003,578

	Yen
Basic EPS	(40.66)	(258.66)	(455.03)

Diluted EPS	(40.66)	(258.66)	(455.03)